Schedule 1 - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE
1—CONDENSED
FINANCIAL STATEMENTS OF THE COMPANY

Statements of Financial Position

(
In thousands, except for shares and per share data
)

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	10,746	169,413	26,038
Other receivables and amounts due from subsidiaries and affiliates	1,742,796	1,641,554	252,302
Total current assets	1,753,542	1,810,967	278,340
Non-current assets:
Investment in subsidiaries	1,571,844	2,126,599	326,853
Total assets	3,325,386	3,937,566	605,193

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses	8,108	2,415	370
Amounts due to subsidiaries	30,426	58,100	8,930
Total liabilities	38,534	60,515	9,300
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,165,072,926 and 1,300,191,084 as of December 31, 2016 and 2017, respectively)	8,658	9,571	1,471
Additional paid-in capital	2,301,655	2,429,559	373,416
Retained earnings	1,330,518	1,779,746	273,543
Accumulated other comprehensive loss	(65,844)	(93,108)	(14,310)
Subscription receivables	(288,135)	(248,717)	(38,227)
Total shareholders’ equity	3,286,852	3,877,051	595,893
Total liabilities and shareholders' equity	3,325,386	3,937,566	605,193

SCHEDULE
1—CONDENSED
FINANCIAL STATEMENTS OF THE COMPANY
—(Continued)

Statements of Income and Comprehensive Income

(
In thousands
)

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
General and administrative expenses	(19,839)	(9,938)	(4,435)	(682)
Interest income	15,913	8,271	2,229	343
Equity in earnings of subsidiaries	214,012	158,714	451,434	69,384
Net income	210,086	157,047	449,228	69,045
Other comprehensive (loss) income:
Foreign currency translation adjustments	6,153	2,177	(10,664)	(1,639)
Changes in fair value of short term investments	—	632	(632)	(97)
Share of other comprehensive income (loss) of affiliates	37,567	(37,911)	1,263	194
Comprehensive income attributable to the Company's shareholders	253,806	121,945	439,195	67,503

SCHEDULE
1—CONDENSED
FINANCIAL STATEMENTS OF THE COMPANY
— (Continued)

Statements of Shareholders’ Equity

(
In thousands, except for shares)

	Share Capital			Treasury Stock
	Number of Share	Amounts	Additional Paid-in Capital	Number of Share	Amounts	Retained Earnings	Accumulated Other Comprehensive Loss	Subscription Receivables	Total
		RMB	RMB		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2015	1,150,565,906	8,563	2,601,401	—	—	963,385	(105,106)	(257,491)	3,210,752
Net income	—	—	—	—	—	210,086	—	—	210,086
Foreign currency translation	—	—	—	—	—	—	17,491	(11,338)	6,153
Repurchase of ordinary shares	—	—	—	(2,261,100)	(6,276)	—	—	—	(6,276)
Exercise of share options	4,493,620	29	(4,787)	2,261,100	6,276	—	—	—	1,518
Share-based compensation	—	—	17,653	—	—	—	—	—	17,653
Acquisition of additional interests in a subsidiary	—	—	(160,023)	—	—	—	—	—	(160,023)
Share of other comprehensive income in affiliates	—	—	—	—	—	—	37,567	—	37,567
Balance as of December 31, 2015	1,155,059,526	8,592	2,454,244	—	—	1,173,471	(50,048)	(268,829)	3,317,430
Net income	—	—	—	—	—	157,047	—	—	157,047
Foreign currency translation	—	—	—	—	—	—	21,483	(19,306)	2,177
Exercise of share options	2,597,400	17	1,127	—	—	—	—	—	1,144
Share-based compensation	—	—	4,937	—	—	—	—	—	4,937
Acquisition of additional interests in a subsidiary	7,416,000	49	(174,779)	—	—	—	—	—	(174,730)
Disposal of subsidiaries	—	—	16,126	—	—	—	—	—	16,126
Changes in fair value of short term investments	—	—	—	—	—	—	632	—	632
Share of other comprehensive loss in affiliates	—	—	—	—	—	—	(37,911)	—	(37,911)
Balance as of December 31, 2016	1,165,072,926	8,658	2,301,655	—	—	1,330,518	(65,844)	(288,135)	3,286,852
Net income	—	—	—	—	—	449,228	—	—	449,228
Foreign currency translation	—	—	—	—	—	—	(27,895)	17,231	(10,664)
Exercise of share options	69,118,158	458	64,488	—	—	—	—	—	64,946
Share-based compensation	—	—	—	—	—	—	—	—	—
Private placement	66,000,000	455	200,632	—	—	—	—	—	201,087
Subscription receipt	—	—	—	—	—	—	—	22,187	22,187
Distribution of dividend	—	—	(137,216)	—	—	—	—	—	(137,216)
Changes in fair value of short term investments	—	—	—	—	—	—	(632)	—	(632)
	—	—	—	—	—	—	1,263	—	1,263
Balance as of December 31, 2017	1,300,191,084	9,571	2,429,559	—	—	1,779,746	(93,108)	(248,717)	3,877,051
Balance as of December 31, 2017 in US$	—	1,471	373,416	—	—	273,543	(14,310)	(38,227)	595,893

SCHEDULE
1—CONDENSED
FINANCIAL STATEMENTS OF THE COMPANY
— (Continued)
Statements of Cash Flows

(
In thousands
)

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	210,086	157,047	449,228	69,045
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(214,012)	(158,714)	(451,434)	(69,384)
Compensation expenses associated with stock options	17,653	4,937	—	—
Changes in operating assets and liabilities:
Other receivables	(67,925)	(9,290)	(6,489)	(997)
Other payables	1,879	3,506	(5,693)	(875)
Net cash used in operating activities	(52,319)	(2,514)	(14,388)	(2,211)
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries	55,363	127,475	98,399	15,123
Advances to subsidiaries and affiliates	(8,797)	(122,885)	(38,609)	(5,934)
Decrease in advances to subsidiaries and affiliates	—	—	174,012	26,745
Net cash generated from investing activities	46,566	4,590	233,802	35,934
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	1,518	1,144	64,946	9,982
Proceeds of employee subscriptions	—	—	22,187	3,410
Dividends paid	—	—	(137,216)	(21,090)
Repurchase ordinary shares	(6,276)	—	—	—
Net cash generated from (used in) financing activities	(4,758)	1,144	(50,083)	(7,698)
Net (decrease) increase in cash and, cash equivalents and restricted cash	(10,511)	3,220	169,331	26,025
Cash and, cash equivalents and restricted cash at beginning of year	9,707	5,349	10,746	1,652
Effect of exchange rate changes on cash and cash equivalents	6,153	2,177	(10,664)	(1,639)
Cash and, cash equivalents and restricted cash at end of year	5,349	10,746	169,413	26,038

Note to Schedule
1
(
In thousands, except for shares
)

Schedule
1
has been provided pursuant to the requirements of Rule
12
-
04
(a),
5
-
04
(c) and
4
-
08
(e)(
3
) of Regulation S-
X,
which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed
25
percent of consolidated net assets as of the end of the most recently completed fiscal year. As of
December 31, 2017,
RMB2,245,077
of the restricted capital and reserves are
not
available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended
December 31, 2015,
2016
and
2017.